Employee benefits liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Disclosure of employee benefits liabilities
Employee benefits liabilities consisted of the following:

	At December 31,
	2021			2020(1)
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Pension benefits	€129	€4,045	€4,174	€4	€717	€721
Health care and life insurance plans	126	2,132	2,258	—	12	12
Other post-employment benefits	66	1,090	1,156	46	706	752
Other provisions for employees	363	798	1,161	—	28	28
Total Employee benefits liabilities	€684	€8,065	€8,749	€50	€1,463	€1,513
____________________________________________________________________________________________________
(1) 2020 amounts have been reclassified in 2021

Disclosure of defined benefit obligation and fair value of related plan assets
The following table summarizes the fair value of defined benefit obligations and the fair value of related plan assets:

	At December 31,
	2021	2020
	(€ million)
Present value of defined benefit obligations:
Pension benefits	€30,231	€6,915
Health care and life insurance plans	2,258	12
Other post-employment benefits	1,125	962
Total present value of defined benefit obligations (a)	33,614	7,889

Fair value of plan assets (b)	28,475	7,244
Asset ceiling (c)	26	—
Total net defined benefit plans (a - b + c)	5,165	645
of which:
Net defined benefit liability (d) (1)	7,588	1,350
Defined benefit plan asset	(2,423)	(705)

Other provisions for employees (e)	1,161	163
Total Employee benefits liabilities (d + e)	€8,749	€1,513
____________________________________________________________________________________________________
(1) 2020 amounts exclude Long-term service awards
The following table summarizes changes in pension plans:

	2021					2020(1)
	US and Canada	UK	France and Germany	Other	Total	US and Canada	UK	France and Germany	Other	Total
	(€ million)
Projected benefit obligation
At beginning of period: Present value	€—	€(2,132)	€(4,603)	€(180)	€(6,915)	€—	€(2,286)	€(4,578)	€(445)	€(7,309)
Effect of changes in scope of consolidation and other	(23,698)	(256)	444	(197)	(23,707)	—	—	(2)	(1)	(3)
Service cost	(153)	—	(74)	(11)	(238)	—	(30)	(132)	(23)	(185)
Interest cost	(613)	(32)	(25)	(8)	(678)	—	(44)	(53)	(2)	(99)
Benefit payments for the year	1,291	113	367	18	1,789	—	105	126	38	269
Participant contributions	(1)	—	—	(1)	(2)	—	—	—	—	—
Actuarial gains and (losses)	624	(13)	568	(26)	1,153	—	(290)	(515)	(21)	(826)
Past service cost	—	2	182	—	184	—	(5)	—	—	(5)
Effect of changes in exchange rates	(1,647)	(162)	—	(8)	(1,817)	—	124	—	9	133
Effect of curtailments and settlements/Other	—	—	—	—	—	—	134	1	—	135
At period-end: Present value	€(24,197)	€(2,480)	€(3,141)	€(413)	€(30,231)	€—	€(2,292)	€(5,153)	€(445)	€(7,890)
Plan Assets
At beginning of period: Fair value	€—	€2,707	€4,022	€147	€6,876	€—	€2,869	€3,833	€291	€6,993
Effect of changes in scope of consolidation and other	19,927	212	(245)	92	19,986	—	(113)	—	—	(113)
Expected return on assets	524	40	22	2	588	—	59	46	6	111
Participant contributions	1	—	—	1	2	—	—	—	—	—
Administrative Expenses	(72)	—	—	—	(72)	—	—	—	—	—
Actuarial gains and (losses)	1,359	56	(207)	(4)	1,204	—	227	438	(9)	656
Effect of changes in exchange rates	1,370	201	—	1	1,572	—	(156)	—	(3)	(159)
Employer contributions	35	45	7	4	91	—	76	8	5	89
Benefit payments for the year	(1,288)	(113)	(361)	(10)	(1,772)	—	(101)	(200)	(32)	(333)
At period-end: Fair value	€21,856	€3,148	€3,238	€233	€28,475	€—	€2,861	€4,125	€258	€7,244
____________________________________________________________________________________________________
(1) 2020 amounts include Other post-employment benefits

	2021					2020 (1)
	US and Canada	UK	France and Germany	Other	Total	US and Canada	UK	France and Germany	Other	Total
	(€ million)
Present value of projected benefit obligation	€(24,197)	€(2,480)	€(3,141)	€(413)	€(30,231)	€—	€(2,292)	€(5,153)	€(445)	€(7,890)
Fair value of plan assets	21,856	3,148	3,238	233	28,475	—	2,861	4,125	258	7,244
Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)	(2,341)	668	97	(180)	(1,756)	—	569	(1,028)	(187)	(646)
Minimum funding requirement liability (IFRIC 14)	(26)	—	—	—	(26)	—	—	—	—	—
Net (liability) asset recognized in the balance sheet	(2,367)	668	97	(180)	(1,782)	—	569	(1,028)	(187)	(646)
Of which, liability	(3,659)	(65)	(270)	(180)	(4,174)	—	(65)	(1,071)	(214)	(1,350)
Of which, asset	1,292	733	367	—	2,392	—	634	43	27	704
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(1) 2020 amounts include Other post-employment benefits
Changes in net defined benefit obligations for healthcare and life insurance plans were as follows:

	2021	2020
	(€ million)
Present value of obligations at January 1	€—	€—
FCA - PSA merger	2,230	—
Included in the Consolidated Income Statement	81	—
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(11)	—
- Financial assumptions	(97)	—
Effect of movements in exchange rates	156	—
Other:
Benefits paid	(101)	—
December 31	€2,258	€—
Changes in defined benefit obligations for other post-employment benefits were as follows:

	2021	2020
	(€ million)
Present value of obligations at January 1	€752	€907
FCA - PSA merger	779	—
Included in the Consolidated Income Statement	23	57
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	33	8
- Financial assumptions	(28)	(26)
Effect of movements in exchange rates	4	(6)
Other:
Benefits paid	(113)	(55)
Change in scope of consolidation	(208)	—
Other changes	(117)	(133)
Present value of obligations at December 31	€1,125	€752

Disclosure of maturity profile of defined benefit obligation
The expected benefit payments for pension plans are as follows:

Expected benefit payments
(€ million)
2022	€1,647
2023	€1,605
2024	€1,621
2025	€1,627
2026	€1,663
2027-2031	€8,200
The expected benefit payments for unfunded health care and life insurance plans are as follows:

Expected benefit payments
(€ million)
2022	€126
2023	€124
2024	€124
2025	€124
2026	€123
2027-2031	€604

Disclosure of amounts recognized in the consolidated income statement
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2021	2020(1)	2019(1)
	(€ million)
Current service cost	€238	€208	€316
Interest expense	678	99	138
Interest income	(588)	(111)	(136)
Other administration costs	73	—	—
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	(184)	(18)	(63)
Items relating to discontinued operations	—	(33)	(12)
Total recognized in the Consolidated Income Statement	€217	€145	€243
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(1) 2020 and 2019 amounts include Other post-employment benefits
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Current service cost	€21	€—	€—
Interest expense	60	—	—
Past service costs/(credits) and losses/(gains) arising from settlements	—	—	—
Total recognized in the Consolidated Income Statement	€81	€—	€—
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Current service cost	€95	€48	€52
Interest expense	10	9	14
Past service costs/(credits) and losses/(gains) arising from settlements	(82)	—	—
Items relating to discontinued operations	—	—	—
Total recognized in the Consolidated Income Statement	€23	€57	€66

Disclosure of fair value of plan assets by class
The fair value of plan assets by class was as follows:

	At December 31,
	2021		2020
	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
	(€ million)
Cash and cash equivalents	€922	€780	€90	€—
U.S. equity securities	1,244	1,242	—	—
Non-U.S. equity securities	732	731	—	—
Commingled funds	2,058	498	637	—
Equity instruments	4,034	2,471	637	—
Government securities	6,176	1,212	2,795	—
Corporate bonds (including convertible and high yield bonds)	8,375	—	3,024	—
Other fixed income	1,583	—	256	—
Fixed income securities	16,134	1,212	6,075	—
Private equity funds	3,125	—	—	—
Commingled funds	—	—	23	—
Real estate funds	1,015	—	37	—
Hedge funds	2,718	—	—	—
Investment funds	6,858	—	60	—
Insurance contracts and other	527	18	382	—
Total fair value of plan assets	€28,475	€4,481	€7,244	€—

Disclosure of weighted average assumptions to determine defined benefit obligations
The weighted average assumptions used to determine defined benefit obligations were as follows:

	At December 31,
	2021					2020
	U.S.	Canada	UK	France	Germany	U.S.	Canada	UK	France	Germany
Discount rate	2.85%	3.15%	1.82%	1.14%	1.38%	—%	—%	1.30%	0.65%	0.65%
Future salary increase rate	—%	3.50%	—%	1.82%	2.30%/ 2.55%	—%	—%	—%	1.82%	2.30%/ 2.55%
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31,
	2021		2020
	U.S.	Canada	U.S.	Canada
Discount rate	2.99%	3.26%	—%	—%
Salary growth	1.50%	1.25%	—%	—%
Weighted average ultimate healthcare cost trend rate	4.00%	4.00%	—%	—%